Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
25. Subsequent events
The Company evaluated its subsequent events through April 19, 2023, the date on which these financial statements were issued. Except for the below transaction, there is no material events or transactions needing recognition or disclosure found.